Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowances	$ 131	$ 190
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	130,000	130,000
Common stock, shares issued	75,079	60,809
Common stock, shares outstanding	75,079	60,809
Treasury stock, shares	618	618